DEBRA K. WEINER	WICKERSHAM & MURPHY A PROFESSIONAL CORPORATION ATTORNEYS AT LAW 430 CAMBRIDGE AVENUE, SUITE 100 PALO ALTO, CALIFORNIA 94306 TELEPHONE: (650) 323-6400 FAX: (650) 323-1108	E-Mail Address: debbie@wickersham.com

December 2, 2004

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	NuVim, Inc.
Registration Statement on Form SB-2

Ladies and Gentlemen:

          On behalf of our client, NuVim, Inc., a Delaware corporation (the “Company”) we file with you herewith pursuant to the Securities Act of 1933, as amended (the “Act”), a registration statement on Form SB-2 (the “Registration Statement”), including exhibits, with respect to the proposed public offering of 1,500,000 Units, each Unit consisting of one share of Common Stock, one Class A Warrant and one Class B Warrant, to be offered by the Company in its initial public offering. Pursuant to the rules and regulations of the Securities and Exchange Commission, the Company has deposited by wire transfer at Mellon Bank the sum of $7,745.49 in payment of the registration fee.

          The Staff is requested to address any correspondence, comment or inquiry to the either John Murphy or the undersigned, at the address or telephone number set forth above, with copies of any such written comment or inquiry being directed to counsel for the Representative of the Underwriters at the address set forth on the facing page of the Registration Statement.

          If you encounter any problems in the transmission of the filing, please contact the Company’s filing agent, kcomm Financial Document Services, at (212) 493-6961. Thank you for your anticipated assistance.

Very truly yours,

/s/ DEBRA K. WEINER

Debra K. Weiner

Enclosures